Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Reserve Information of the Company’s Major Product Lines
The following table provides reserve information for our major product lines for the years ended December 31, 2023 and 2022:

	December 31, 2023				December 31, 2022
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Universal life and other products no longer offered	$—	$—	$0.4	$—	$—	$—	$0.4	$—
Disposed and run-off businesses	420.9	1.9	—	—	434.9	2.0	—	—
Short Duration Contracts:
Disposed and run-off businesses	—	—	15.1	0.2	—	—	16.5	0.2
Total	$420.9	$1.9	$15.5	$0.2	$434.9	$2.0	$16.9	$0.2
The following table presents the effect of transition adjustments on stockholders' equity:

January 1, 2021
Retained Earnings	Accumulated Other Comprehensive Loss
$(1.6)	$(250.8)
Reserve Roll Forward
The following table provides a roll forward of the Company’s beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and are comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates, which is referred to as either unfavorable or favorable development, respectively.
The best estimate of ultimate loss and loss adjustment expenses is generally selected from a blend of methods that are applied consistently each period. There have been no significant changes in the methodologies and assumptions utilized in estimating the liability for unpaid loss and loss adjustment expenses for any of the periods presented.

	Years Ended December 31,
	2023	2022	2021
Claims and benefits payable, at beginning of year	$17.1	$19.1	$22.5
Less: Reinsurance ceded and other	(17.0)	(19.0)	(22.4)
Net claims and benefits payable, at beginning of year	0.1	0.1	0.1
Incurred losses and loss adjustment expenses related to:
Current Year	0.9	0.1	0.3
Prior years	(0.8)	—	—
Total incurred losses and loss adjustment expenses	0.1	0.1	0.3
Paid losses and loss adjustment expenses related to:
Current year	0.1	0.1	0.2
Prior years	—	—	0.1
Total paid losses and loss adjustment expenses	0.1	0.1	0.3
Net claims and benefits payable, at end of year	0.1	0.1	0.1
Plus: Reinsurance ceded and other	15.6	17.0	19.0
Claims and benefits payable, at end of year	$15.7	$17.1	$19.1

Summary of Impact of Adoption

Standard	Summary of the Standard	Effective date Method of Adoption	Impact of the Standard on the Company's Financial Statements
ASU 2018-12,
Financial
Services—Insurance
(Topic 944): Targeted
Improvements to the
Accounting for Long-
Duration Contracts, as
amended by ASU 2019-09, Financial
Services—Insurance
(Topic 944): Effective
Date, as amended by
ASU
2020-11, Financial
Services—Insurance
(Topic 944): Effective
Date and Early
Application and as
amended by ASU 2022-05, Financial services—
Insurance (Topic 944):
Transition for Sold
Contracts	The guidance includes the following primary changes: assumptions supporting liabilities for future policy benefits and expenses will no longer be locked-in but must be updated at least annually with the impact of changes to the liability reflected in earnings (except for discount rates); the discount rate assumptions will be based on upper-medium grade (low credit risk) fixed-income instrument yield instead of the earnings rate of invested assets; the discount rate must be evaluated at each reporting date and the impact of changes to the liability estimate as a result of updating the discount rate assumption is required to be recognized in other comprehensive income; the provision for adverse deviation is eliminated; and premium deficiency testing is eliminated. Other noteworthy changes include the following: differing models for amortizing deferred acquisition costs will become uniform for all long-duration contracts based on a constant rate over the expected term of the related in-force contracts; all market risk benefits associated with deposit contracts must be reported at fair value with changes reflected in income except for changes related to credit risk which will be recognized in other comprehensive income: and disclosures will be expanded to include disaggregated roll forwards of the liability for future policy benefits, policyholder account balances, market risk benefits, separate account liabilities, and deferred acquisition costs, as well as information about significant inputs, judgments, assumptions and methods used in measurement.

In December 2022, the FASB issued guidance to provide
entities an accounting policy election to not apply the
accounting guidance to contracts or legal entities sold and derecognized before the effective date when the entity has no significant continuing involvement with them. The election may be applied on a transaction-by-transaction basis.	January 1, 2023, to be applied retrospectively or modified retrospectively to January 1, 2021 (with early adoption permitted)	The Company adopted this standard
as of January 1, 2023 using the
modified retrospective method on
liabilities for future policy benefits
and expenses to January 1, 2021 for
long-term care insurance contracts
that have been fully reinsured.

The adoption of this standard along
with the amended guidance on
transition has no impact on equity or
net income on the long-term care
contracts as they are fully reinsured
with third party reinsurers. However,
disclosure along with a rollforward
table on a gross basis on the
long-term care business is presented
in Note 10.
Future Adoption of Accounting Pronouncements
ASUs not listed below were assessed and either determined to be not applicable or are not expected to have a material impact on the Company's financial statements or disclosures. ASUs issued but not yet adopted as of December 31, 2023, that are currently being assessed and may or may not have a material impact on the Company's financial statements or disclosures are included.

Standard	Summary of the Standard	Effective date Method of Adoption	Impact of the Standard on the Company's Financial Statements
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The guidance improves the transparency of income tax
disclosures by requiring (1) consistent categories and
greater disaggregation of information in the rate
reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures.	January 1, 2025 (with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance).	The Company is assessing when the
standard will be adopted. The amended guidance has no impact to the Company’s consolidated financial statements and will have an insignificant impact on the Company’s income taxes disclosures.